RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	7 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants (as defined in Note 5) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements as of and for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below.

The restatement had no impact on net cash flows from operating, investing or financing activities.

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of September 9, 2020 (audited)
Warrant Liability	$—	$1,428,600	$5,598,227
Total Liabilities	4,169,627	1,428,600	5,598,227
Class A Common Stock Subject to Possible Redemption	107,276,620	(1,428,600)	105,848,020
Class A Common Stock	118	15	133
Additional Paid-in Capital	5,000,597	226,586	5,227,183
Accumulated Deficit	(1,000)	(226,601)	(227,601)

Number of Class A Common Stock Subject to Redemption	10,727,662	(142,860)	10,584,802

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$1,825,433	$1,825,433
Total Liabilities	4,113,342	1,825,433	5,938,775
Class A Common Stock Subject to Possible Redemption	107,226,360	(1,825,433)	105,400,927
Class A Common Stock	118	19	137
Additional Paid-in Capital	5,050,857	623,415	5,674,272
Accumulated Deficit	(51,253)	(623,434)	(674,687)

Number of Class A Common Stock Subject to Redemption	10,722,636	(182,543)	10,540,093

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$4,525,250	$4,525,250
Total Liabilities	4,171,558	4,525,250	8,696,808
Class A Common Stock Subject to Possible Redemption	107,014,480	(4,525,250)	102,489,230
Class A Common Stock	120	46	166
Additional Paid-in Capital	5,262,735	3,323,205	8,585,940
Accumulated Deficit	(263,139)	(3,323,251)	(3,586,390)

Number of Class A Common Stock Subject to Redemption	10,701,448	(452,525)	10,248,923

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$396,833	$396,833
Transactions costs allocated to warrant liability	—	226,601	226,601
Net loss	(50,253)	(623,434)	(673,687)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	3,280,000	—	3,280,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.14)	(0.16)

Period from June 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$396,833	$396,833
Transactions costs allocated to warrant liability	—	226,601	226,601
Net loss	(51,253)	(623,434)	(574,687)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net income per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	3,280,000	—	3,280,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.14)	(0.16)

Period from June 10, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$3,096,650	$3,096,650
Transactions costs	—	226,601	226,601
Net loss	(263,139)	(3,323,251)	(3,586,390)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net income per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common shares	3,100,220	—	3,100,220
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.08)	(1.08)	(1.16)

Cash Flow Statement for the Period from June 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(51,253)	$(623,434)	$(674,687)
Allocation of initial public offering costs		226,601	226,601
Change in fair value of warrant liability	—	396,833	396,833
Initial classification of warrant liability	—	1,428,600	1,428,600
Initial classification of common stock subject to possible redemption	107,276,620	(1,428,600)	105,848,020
Change in value of common stock subject to possible redemption	(50,260)	(396,833)	(447,093)

Cash Flow Statement for the Period from June 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(263,139)	$(3,323,251)	$(3,586,390)
Allocation of initial public offering costs	—	226,601	226,601
Change in fair value of warrant liability	—	3,096,650	3,096,650
Initial classification of warrant liability	—	1,428,600	1,428,600
Initial classification of common stock subject to possible redemption	107,276,620	(1,428,600)	105,848,020
Change in value of common stock subject to possible redemption	(103,590)	(3,255,200)	(3,358,790)